UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549



                                   FORM N-CSR


                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES




Investment Company Act file number:       811-21072

Exact name of registrant
  as specified in charger:                World Insurance Trust

Address of principal
  executive offices:                      8730 Stony Point Parkway, Suite 205
                                          Richmond, VA 23235

Name and address
  of agent for service:                   Thomas S. Harman
                                          Morgan, Lewis, Bockius
                                          1111 Pennsylvania Avenue, Northwest
                                          Washington, D.C. 20004



Registrant's telephone number,
      including area code:                (888) 826-2520

Date of fiscal year end:                  December 31st

Date of reporting period:                 June 30th


Item #1.  Reports to Stockholders.

CSI EQUITY PORTFOLIO
FUND EXPENSES (UNAUDITED)

FUND EXPENSES EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, January 1, 2008 and held for the six months ended June 30, 2008.

ACTUAL EXPENSES EXAMPLE

The first line of the table below provides information about actual account values and actual expenses You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the year. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this year.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the year. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.


                                                                                                             Expenses Paid During
                                                                                                                  the Period*
                                                    Beginning Account Value       Ending Account Value      January 1, 2008 through
                                                        January 1, 2008               June 30, 2008              June 30, 2008


Actual                                                     $ 1,000.00                   $ 913.90                    $ 5.95
Hypothetical (5% return before expenses)                   $ 1,000.00                  $ 1,018.75                   $ 6.27


- Expenses are equal to the Fund's annualized expense ratio of 1.25%, multiplied by the average account value for the period, multiplied by 182 days in the most recent fiscal half year divided by 366 days in the current year."

                              CSI EQUITY PORTFOLIO
           PORTFOLIO HOLDINGS, BY SECTOR, AS PERCENTAGE OF NET ASSETS
                        AS OF JUNE 30, 2008 (UNAUDITED)



                         [ PORTFOLIO HOLDINGS Graphic ]

Advertising                      1.76
Banking                          9.29
Beverages                        1.60
Computers and Peripherals        1.49
Computer Software/Services       5.29
Drug & Medical                  10.19
Electronics/Equipment            6.87
Financial                        4.39
Food                             3.63
Household                        3.23
Manufacturing                    4.85
Materials                        2.30
Multi-Media                      1.80
Oil                             11.98
Retail                           5.88
Telecommunications               6.52
Transportation                   4.80
Utilities                        4.08

                              CSI EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 2008
                                  (UNAUDITED)


   NUMBER
     OF                                                                                                 % OF             MARKET
   SHARES       SECURITY DESCRIPTION                                                                 NET ASSETS          VALUE
------------    --------------------------------------------------------------------------------    -------------    --------------

                COMMON STOCKS:                                                                             89.95%

                ADVERTISING:                                                                                1.76%
    8,300       Omnicom Group Inc.                                                                                        $ 372,504
                                                                                                                     --------------

                BANKING:                                                                                    9.29%
   19,100       Banco De Santander ADR                                                                                      347,429
    9,500       Bank of America                                                                                             226,765
   10,400       Danske Bank AS                                                                                              315,306
    7,100       DBS Group Holdings ADR                                                                                      394,232
    4,800       HSBC Holdings ADR                                                                                           368,160
   13,000       Wells Fargo & Co.                                                                                           308,750
                                                                                                                     --------------
                                                                                                                          1,960,642
                                                                                                                     --------------

                BEVERAGES:                                                                                  1.60%
    5,300       Pepsico Inc.                                                                                                337,027
                                                                                                                     --------------

                COMPUTER AND PERIPHERALS:                                                                   1.49%
   13,500       Cisco Systems, Inc.*                                                                                        314,010
                                                                                                                     --------------

                COMPUTER SOFTWARE/SERVICES:                                                                 5.29%
    8,900       Infosys Technologies Limited- SP ADR                                                                        386,794
   11,800       Microsoft Corp.                                                                                             324,618
    7,800       SAP ADR                                                                                                     406,458
                                                                                                                     --------------
                                                                                                                          1,117,870
                                                                                                                     --------------

                DRUG AND MEDICAL:                                                                          10.19%
    6,900       Abbott Laboratories                                                                                         365,493
    5,650       Johnson & Johnson                                                                                           363,521
    7,400       Novartis AG                                                                                                 407,296
    4,800       Roche Holdings LTD ADR                                                                                      433,536
    6,000       Stryker Corp.                                                                                               377,280
    4,300       Wellpoint Health Net*                                                                                       204,938
                                                                                                                     --------------
                                                                                                                          2,152,064
                                                                                                                     --------------



   NUMBER
     OF                                                                                                 % OF             MARKET
   SHARES       SECURITY DESCRIPTION                                                                 NET ASSETS          VALUE
------------    --------------------------------------------------------------------------------    -------------    --------------

                ELECTRONICS/EQUIPMENT:                                                                      6.87%
    8,600       Canon, Inc. ADR                                                                                           $ 440,406
    7,450       Emerson Electric Co.                                                                                        368,403
   10,800       General Electric Corp.                                                                                      288,252
   16,400       Intel Corp.                                                                                                 352,272
                                                                                                                     --------------
                                                                                                                          1,449,333
                                                                                                                     --------------

                FINANCIAL:                                                                                  4.39%
    6,700       American International                                                                                      177,282
   20,000       Charles Schwab                                                                                              410,800
    5,300       State Street Corp.                                                                                          339,147
                                                                                                                     --------------
                                                                                                                            927,229
                                                                                                                     --------------

                FOOD:                                                                                       3.63%
    4,700       Diageo PLC ADR                                                                                              347,189
    3,700       Nestle S.A. ADR                                                                                             419,183
                                                                                                                     --------------
      .                                                                                                                     766,372
                                                                                                                     --------------

                HOUSEHOLD:                                                                                  3.23%
    1,300       Kao Corporation ADR                                                                                         341,541
    5,600       Proctor & Gamble                                                                                            340,536
                                                                                                                     --------------
                                                                                                                            682,077
                                                                                                                     --------------

                MANUFACTURING:                                                                              4.85%
    8,900       Dupont EI                                                                                                   381,721
    4,700       3M Co.                                                                                                      327,073
    5,100       United Technologies                                                                                         314,670
                                                                                                                     --------------
                                                                                                                          1,023,464
                                                                                                                     --------------

                MATERIALS:                                                                                  2.30%
    5,700       BHP Billiton Ltd. ADR                                                                                       485,583
                                                                                                                     --------------

                MULTI-MEDIA:                                                                                1.80%
   12,200       Walt Disney Co.                                                                                             380,640
                                                                                                                     --------------

                OIL:                                                                                       11.98%
    3,000       BASF AG - ADR                                                                                               412,447
    4,350       Chevron Corp.                                                                                               431,215
    4,500       ConocoPhillips                                                                                              424,755
    4,700       Royal Dutch Shell PLC                                                                                       384,037



   NUMBER
     OF                                                                                                 % OF             MARKET
   SHARES       SECURITY DESCRIPTION                                                                 NET ASSETS          VALUE
------------    --------------------------------------------------------------------------------    -------------    --------------

                OIL (continued):
    4,200       Schlumberger Ltd.                                                                                         $ 451,206
    5,000       Total Fina ADR                                                                                              426,350
                                                                                                                     --------------
      .                                                                                                                   2,530,010
                                                                                                                     --------------

                RETAIL:                                                                                     5.88%
    6,300       Costco Wholesale                                                                                            441,882
    6,500       Nike, Inc. Class B                                                                                          387,465
   17,300       Staples, Inc.                                                                                               410,875
                                                                                                                     --------------
                                                                                                                          1,240,222
                                                                                                                     --------------

                TELECOMMUNICATIONS:                                                                         6.52%
    9,700       AT&T Inc.                                                                                                   326,793
    4,650       China Telecom Ltd. ADR                                                                                      311,318
   16,500       Corning Inc.                                                                                                380,325
    7,100       Hutchison Whampoa ADR                                                                                       357,848
                                                                                                                     --------------
                                                                                                                          1,376,284
                                                                                                                     --------------

                TRANSPORTATION:                                                                             4.80%
    4,300       Fedex Corporation                                                                                           338,797
   11,100       Johnson Controls Inc.                                                                                       318,348
    3,800       Toyota Motor ADR                                                                                            357,200
                                                                                                                     --------------
                                                                                                                          1,014,345
                                                                                                                     --------------

                UTILITIES:                                                                                  4.08%
    6,900       EON AG ADR                                                                                                  463,703
    6,050       FPL Group                                                                                                   396,759
                                                                                                                     --------------
                                                                                                                            860,462
                                                                                                                     --------------

                TOTAL INVESTMENTS:
                (Cost: $ 16,233,894)                                                                       89.95%        18,990,138
                Other assets, net of liabilities                                                           10.05%         2,122,121
                                                                                                    -------------    --------------

                                                                                                          100.00%      $ 21,112,259

* Non-income producing (security considered non-income producing if at least one dividend has not been paid during the last year preceding the date of the Fund's related balance sheet.)

ADR- Security represented is held by the custodian bank in the form of American Depositary Receipts.


See Notes to Financial Statements


CSI EQUITY PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 2008 (UNAUDITED)


ASSETS
  Investments at value (identified cost of $16,233,894) (Note 1)                                                       $ 18,990,138
  Cash                                                                                                                    2,123,476
  Receivable for capital stock sold                                                                                           2,645
  Dividends receivable                                                                                                       14,478
  Interest receivable                                                                                                           942
                                                                                                                                419
  Prepaid expenses                                                                                                   --------------
                                                                                                                         21,132,098
    TOTAL ASSETS                                                                                                     --------------

LIABILITIES
  Accrued management fees                                                                                                     2,298
  Accrued administration, transfer agent and accounting fees                                                                  8,311
  Accrued professional fees                                                                                                   6,727
  Accrued custody fees                                                                                                        1,371
                                                                                                                              1,132
  Other accrued expenses                                                                                             --------------
                                                                                                                             19,839
    TOTAL LIABILITIES                                                                                                --------------

                                                                                                                       $ 21,112,259
NET ASSETS                                                                                                           ==============
  NET ASSETS CONSIST OF:
  Paid-in-capital applicable to 1,472,929 no par value shares of beneficial interest outstanding; 50,000,000
    shares authorized                                                                                                  $ 18,166,187
  Accumulated net investment income (loss)                                                                                  146,453
  Accumulated net realized gain (loss) on investments                                                                        43,375
                                                                                                                          2,756,244
  Net unrealized appreciation (depreciation) on investments                                                          --------------
                                                                                                                       $ 21,112,259
  NET ASSETS                                                                                                         ==============

NET ASSET VALUE PER SHARE
                                                                                                                            $ 14.33
($21,112,259 / 1,472,929 shares outstanding)                                                                         ==============


See Notes to Financial Statements

CSI EQUITY PORTFOLIO
STATEMENT OF OPERATIONS


SIX MONTHS ENDED JUNE 30, 2008 (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------------------


INVESTMENT INCOME
  Dividends (Net of foreign tax withheld of $1,279)                                                                       $ 268,476
                                                                                                                             11,299
  Interest                                                                                                           --------------
                                                                                                                            279,775
    Total investment income                                                                                          --------------

EXPENSES
  Investment advisory fees (Note 2)                                                                                         106,658
  Accounting fees (Note 2)                                                                                                    7,420
  Custody fees                                                                                                                1,669
  Administrative services (Note 2)                                                                                           14,918
  Transfer agent fees (Note 2)                                                                                                3,372
  Professional fees                                                                                                          13,125
  Directors fees                                                                                                              7,474
  Compliance fees                                                                                                             1,705
  Shareholder services and reports (Note 2)                                                                                   4,803
                                                                                                                              8,618
  Miscellaneous                                                                                                      --------------
    Total expenses                                                                                                          169,762
                                                                                                                           (36,440)
  Management fee waivers (Note 2)                                                                                    --------------
                                                                                                                            133,322
    Net expenses                                                                                                     --------------
                                                                                                                            146,453
    Net investment income                                                                                            --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
    Net realized gain (loss) on investments                                                                                 168,182
                                                                                                                        (2,240,195)
    Net increase (decrease) in unrealized appreciation/depreciation on investments                                   --------------
                                                                                                                        (2,072,013)
    Net realized and unrealized gain (loss) on investments                                                           --------------
                                                                                                                      $ (1,925,560)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS                                                                    ==============


See Notes to Financial Statements

CSI EQUITY PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS


                                                                                                  SIX MONTHS ENDED
                                                                                                    JUNE 30, 2008     YEAR ENDED
                                                                                                     (UNAUDITED)  DECEMBER 31, 2007
                                                                                                     --------------  --------------


INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
  Net investment income (loss)                                                                            $ 146,453       $ 194,746
  Net realized gain (loss) on investments                                                                   168,182       1,853,262
                                                                                                        (2,240,195)       (197,783)
  Change in unrealized appreciation/depreciation on investments                                      --------------  --------------
                                                                                                        (1,925,560)       1,850,225
  Increase (decrease) in net assets from operations                                                  --------------  --------------

DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income                                                                                          --       (203,479)
                                                                                                                 --     (1,969,336)
  Net realized gains                                                                                 --------------  --------------
                                                                                                                 --     (2,172,815)
  Decrease in net assets from distributions                                                          --------------  --------------

CAPITAL SHARE TRANSACTIONS (NOTE 5)
  Shares sold                                                                                             2,021,337       6,053,639
  Distributions reinvested                                                                                       --       2,172,816
                                                                                                        (1,289,495)     (8,128,316)
  Shares redeemed                                                                                    --------------  --------------
                                                                                                            731,842          98,139
  Increase (decrease) in net assets from capital share transactions                                  --------------  --------------

NET ASSETS
  Increase during period                                                                                (1,193,718)       (224,451)
                                                                                                         22,305,977      22,530,428
  Beginning of period                                                                                --------------  --------------
                                                                                                       $ 21,112,259    $ 22,305,977
END OF PERIOD (INCLUDING UNDISTRIBUTED NET INCOME (LOSS) OF $146,453 AND $-, RESPECTIVELY)           ==============  ==============


See Notes to Financial Statements


CSI EQUITY PORTFOLIO

FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD
                                           SIX MONTHS ENDED
                                               JUNE 30,                              YEARS ENDED DECEMBER 31,
                                           2008 (UNAUDITED)
                                                 (1)                2007               2006               2005             2004
                                           ----------------    ---------------    ---------------    ---------------    -----------


                                               $ 15.68             $ 16.00            $ 13.74            $ 13.42            $ 12.36
NET ASSET VALUE, BEGINNING OF PERIOD       -----------         -----------        -----------        -----------        -----------
INVESTMENT ACTIVITIES
  Net investment income (loss)                    0.10                0.15               0.12               0.08               0.05
  Net realized and unrealized gain              (1.45)                1.22               2.34               0.58               1.27
    (loss) on investments                  -----------         -----------        -----------        -----------        -----------
                                                (1.35)                1.37               2.46               0.66               1.32
  TOTAL FROM INVESTMENT ACTIVITIES         -----------         -----------        -----------        -----------        -----------
DISTRIBUTIONS
  Net investment income                             --              (0.16)             (0.12)             (0.08)             (0.08)
  Net realized gain                                 --              (1.53)             (0.03)             (0.26)             (0.18)
                                                    --                  --             (0.05)                 --                 --
  Net return of capital                    -----------         -----------        -----------        -----------        -----------
                                                    --              (1.69)             (0.20)             (0.34)             (0.26)
  TOTAL DISTRIBUTIONS                      -----------         -----------        -----------        -----------        -----------

                                               $ 14.33             $ 15.68            $ 16.00            $ 13.74            $ 13.42
NET ASSET VALUE, END OF PERIOD             ===========         ===========        ===========        ===========        ===========

RATIOS/SUPPLEMENTAL DATA
TOTAL RETURN                                   (8.61%)               8.54%             17.91%              4.90%             10.64%
Ratio to average net assets (A)
  Expenses (B)                                   1.25%*              1.25%              1.25%              1.25%              1.25%
  Net investment income (loss)                   1.37%*              0.86%              0.91%              0.70%              0.67%
Portfolio turnover rate                          3.99%              36.62%              6.07%             16.43%              8.91%
Net assets, end of period (000's)             $ 21,112            $ 22,306           $ 22,530           $ 15,732           $ 11,092

(A) Management fee waivers and reimbursement of expenses reduced the expense ratio and increased net investment income ratio by
0.34% for the six months ended June 30, 2008, 0.33% for the year ended December 31, 2007, 0.29% for the year ended December 31,
2006, 0.53% for the year ended December 31, 2005, 0.71% for the year ended December 31, 2004, and 1.17% for the year ended
December 31, 2003.

(B) Expense ratio- net reflects the effect of the management fee waivers and reimbursement of expenses.

(1)Per share amounts calculated using the average share method.

* Annualized


See Notes to Financial Statements

CSI EQUITY PORTFOLIO

FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD
                                                                                                              YEARS ENDED DECEMBER
                                                                                                                       31,
                                                                                                                          2003
                                                                                                                     --------------




                                                                                                                         $ 9.93
NET ASSET VALUE, BEGINNING OF PERIOD                                                                                 ----------
INVESTMENT ACTIVITIES
  Net investment income (loss)                                                                                             0.03
                                                                                                                           2.47
  Net realized and unrealized gain (loss) on investments                                                             ----------
                                                                                                                           2.50
  TOTAL FROM INVESTMENT ACTIVITIES                                                                                   ----------
DISTRIBUTIONS
  Net investment income                                                                                                  (0.02)
  Net realized gain                                                                                                      (0.05)
                                                                                                                             --
  Net return of capital                                                                                              ----------
                                                                                                                         (0.07)
  TOTAL DISTRIBUTIONS                                                                                                ----------

                                                                                                                        $ 12.36
NET ASSET VALUE, END OF PERIOD                                                                                       ==========

RATIOS/SUPPLEMENTAL DATA
TOTAL RETURN                                                                                                             25.22%
Ratio to average net assets (A)
  Expenses (B)                                                                                                            1.25%
  Net investment income (loss)                                                                                            0.31%
Portfolio turnover rate                                                                                                  24.23%
Net assets, end of period (000's)                                                                                       $ 8,042

(A) Management fee waivers and reimbursement of expenses reduced the expense ratio and increased net investment income ratio by
0.34% for the six months ended June 30, 2008, 0.33% for the year ended December 31, 2007, 0.29% for the year ended December 31,
2006, 0.53% for the year ended December 31, 2005, 0.71% for the year ended December 31, 2004, and 1.17% for the year ended
December 31, 2003.

(B) Expense ratio- net reflects the effect of the management fee waivers and reimbursement of expenses.

(1)Per share amounts calculated using the average share method.

* Annualized


See Notes to Financial Statements

CSI EQUITY PORTFOLIO
NOTES TO THE FINANCIAL STATEMENTS
JUNE 30, 2008 (UNAUDITED)
NOTE 1 - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     The CSI Equity Portfolio (the "Fund") is a series of The World Insurance Trust (the "Trust") which is registered under The Investment Company Act of 1940, as amended, as an open-end management company. The Fund was established in September 2002 as a series of the Trust. Shares of the CSI Equity Portfolio are not sold to individual investors, and are only offered to various life insurance companies to fund benefits under their variable annuity contracts and variable life insurance policies.

     The objective of the Fund is to seek to achieve growth of capital by investing in a diversified portfolio consisting primarily of equity securities and securities convertible into common stock and warrants.

     The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

VALUATION

     The Fund's securities are valued at current market prices. Investments traded on stock exchanges are valued at the last quoted sales price on the exchange on which the securities are traded as of the close of business on the last day of the period or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Trust's Board of Trustees. Securities traded in the over-the-counter market are valued at the last available sale price in the over-the-counter market prior to time of valuation. Temporary investments in U.S. dollar denominated short-term investments are valued at amortized cost, which approximates market. Portfolio securities which are primarily traded on foreign exchanges are generally valued at the closing price on the exchange on which they are traded, and those values are then translated into U.S. dollars at the current exchange rate. If values of foreign securities have been materially affected by events occurring after the close of a foreign market, foreign securities may be valued by another method that the Board of Directors believes reflects fair value. Other securities for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Board of Trustees. Depositary receipts are valued at the closing price unless the Trust is aware of a material change in value. Securities for which such a value cannot be readily determined will be valued at the closing price of the underlying security adjusted for the exchange rate.

     The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, "fair value" is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund's investments. FAS 157 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1- quoted prices in active markets for identical securities
Level 2- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3- significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

     The following is a summary of the inputs used to value the Fund's investments as of June 30, 2008:


 VALUATION
INPUTS
--------------                                                                                             INVESTMENT IN SECURITIES
                 ------------------------------------------------------------------------------------------------------------------

Level 1- Quoted Prices                                                                                                 $ 18,990,138
Level 2- Other Significant Observable Inputs                                                                                     --
                                                                                                                                 --
Level 3- Significant Unobservable Inputs                                                                             --------------
Total                                                                                                                  $ 18,990,138


     In March 2008, Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161") was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operation and financial position. Management is currently evaluating the implications of SFAS 161. The impact on the Fund's financial statement disclosures, if any, is currently being assessed.

SECURITY TRANSACTIONS AND INCOME

     Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on a specific identification basis. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

CASH AND CASH EQUIVALENTS

     Cash and cash equivalents consist of overnight deposits with the custodian bank which earn interest at the current market rate.

ACCOUNTING ESTIMATES

     In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

FEDERAL INCOME TAXES

     The Fund intends to comply with the requirements of Sub Chapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

     On July 13, 2006, The Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns. These positions must meet a "more-likely-than-not" standard that, based on the technical merits, has a more than 50% likelihood of being sustained upon examination. In evaluating whether a tax position has met the recognition threshold, the Fund must presume that the position will be examined by the appropriate taxing authority that has full knowledge of all relevant information. Tax positions not deemed to meet the "more-likely-than-not" threshold are recorded as a tax expense in the current year.

     FIN 48 requires the Fund to analyze all open tax years as defined by the relevant Statute of Limitations for all major jurisdictions. Open tax years are those that are open for exam by authorities. The major tax authority for the Fund is the Internal Revenue Service. At June 30, 2008, three previous tax years are open: December 31, 2005-December 31, 2007. The Fund has no examinations in progress. The Fund reviewed the six months ended June 30, 2008 and concluded the adoption of FIN 48 resulted in no effect on the Fund's financial position or results of operations. There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year-end December 31, 2008. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next six months. FIN 48 was adopted by the Fund January 1, 2007.

RECLASSIFICATION OF CAPITAL ACCOUNTS

     Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

NOTE 2 - INVESTMENT ADVISORY AND OTHER TRANSACTIONS WITH AFFILIATES

     Pursuant to an Investment Advisory Agreement, the Advisor, CSI Capital Management, Inc. ("CSI"), provides investment advisory services for an annual fee of 1.00% of the average daily net assets of the Fund. Certain administrative and shareholder services are the responsibility of the Advisor and are sub-contracted to a third party service provider for an annual fee of up to 0.35% of the average daily net assets of the Fund. For the six months ended June 30, 2008, CSI earned $106,658 in advisory fees, of which $36,440 was waived.

     Commonwealth Shareholder Services, Inc. ("CSS"), the administrative agent for the Fund, provides shareholder, recordkeeping, administrative and blue-sky filing services. For such administrative services, CSS receives 0.10% on the first $75,000,000 of average daily net assets and 0.07% on assets in excess of $75,000,000 with a minimum of $30,000. CSS earned and received $14,918 for its services for the six months ended June 30, 2008. Additionally, the Fund compensates CSS for certain shareholder servicing on an hourly rate basis. CSS received $120 of the $4,803 in shareholder services and reports fees for hourly services provided to the Fund.

     The Advisor and CSS, collectively referred to as the "Service Providers", have contractually agreed to waive fees and reimburse the Fund for expenses in order to limit operating expenses to 1.25% of average daily net assets through December 31, 2008. For the six months ended June 30, 2008, the Advisor waived fees of $36,440.

     The Service Providers will be entitled to reimbursement of fees waived or remitted by the Service Providers to the Fund. The total amount of reimbursement recoverable by the Service Providers is the sum of all fees previously waived or remitted by the Service Providers to the Fund during any of the previous three years, less any reimbursement previously paid by the Fund to the Service Providers with respect to any waivers, reductions, and payments made with respect to the Fund. The total amount of recoverable reimbursements as of June 30, 2008 was $234,441 and expires as follows:

YEAR EXPIRING                                                                                                                AMOUNT
 ------------------------------------------------------------------------------------------------------------------  --------------

2008                                                                                                                       $ 69,116
2009                                                                                                                         54,539
2010                                                                                                                         74,346
                                                                                                                             36,440
2011                                                                                                                 --------------
                                                                                                                          $ 234,441
                                                                                                                     ==============


     Commonwealth Fund Services, Inc. ("CFSI") is the Fund's transfer and dividend disbursing agent. CFSI earned and received $3,372 for its services for the six months ended June 30, 2008.
     Commonwealth Fund Accounting ("CFA") is the Fund's pricing agent. CFA earned and received $7,420 for its services for the six months ended June 30, 2008.

     Certain officers and/or an interested Trustee of the Fund are also officers and/or directors of CSI, CSS, CFA and CFSI.

NOTE 3 - INVESTMENTS

     The cost of purchases and proceeds from the sales of securities other than short-term notes for the six months ended June 30, 2008, were $803,884 and $912,852, respectively.

NOTE 4 - DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

     Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These distribution differences primarily result from different treatments of post-October capital losses. The following distributions were made to shareholders:

                                                                                                 SIX MONTHS
                                                                                                      ENDED
                                                                                            ---------------              YEAR ENDED
                                                                                              JUNE 30, 2008  ----------------------
                                                                                                (UNAUDITED)       DECEMBER 31, 2007
                                                                                            ---------------  ----------------------

Ordinary income distribution                                                                           $ --               $ 261,651
                                                                                                         --               1,911,164
Long term capital gain distribution                                                         ---------------  ----------------------
                                                                                                       $ --             $ 2,172,815
Total distributions                                                                         ===============  ======================


NOTE 5 - CAPITAL STOCK TRANSACTIONS

     Capital stock transactions for the fund were:


                                                                           SIX MONTHS ENDED                   YEAR ENDED
                                                                      JUNE 30, 2008 (UNAUDITED)            DECEMBER 31, 2007
                                                                   -------------------------------  -------------------------------
                                                                            SHARES           VALUE           SHARES           VALUE
                                                                    --------------  --------------   --------------  --------------

Shares sold                                                                137,005     $ 2,021,337          360,685     $ 6,053,639
Shares reinvested                                                               --              --          138,132       2,172,816
                                                                          (86,760)     (1,289,495)        (484,389)     (8,128,316)
Shares redeemed                                                     --------------  --------------   --------------  --------------
                                                                            50,245       $ 731,842           14,428        $ 98,139
Net increase                                                        ==============  ==============   ==============  ==============


CSI EQUITY PORTFOLIO
SUPPLEMENTAL INFORMATION (UNAUDITED)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge and upon request, by calling 1-800-527-9525 or on the SEC's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 will be available on or through the SEC's website at www.sec.gov.
QUARTERLY PORTFOLIO HOLDINGS

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q". These filings are available, without charge and upon request, by calling 1-800-527-9525 or on the SEC's website at www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ITEM 2.  CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.       AUDIT COMMITTEE OF LISTED REGISTRANTS.

     Not applicable when filing a semi-annual report to shareholders.


ITEM 6.       SCHEDULE OF INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED- END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.


ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

     Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

     Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

     Not applicable.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a- 15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

(a)(1) Code of ethics. Not applicable when filing a semi-annual report to shareholders.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): The World Funds Inc.

By:   /s/ John Pasco, III
      ---------------------
      John Pasco, III
      Principal Executive Officer

Date: September 8, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Karen Shupe
      ---------------------
      Karen Shupe
      Principal Financial Officer

Date: September 8, 2008